Supplemental Condensed Consolidated Financial Information	9 Months Ended	12 Months Ended
	Jan. 31, 2013	Apr. 30, 2012
Supplemental Condensed Consolidated Financial Information
20.	Supplemental condensed consolidated financial information:

The Company and certain of its direct and indirect wholly-owned subsidiaries (the “Guarantor Subsidiaries”) guaranteed, subject to customary automatic subsidiary releases, on a joint and several basis, certain outstanding indebtedness of CHC Helicopter SA. The following consolidating schedules present financial information as of January 31, 2013 and for the nine months ended January 31, 2013 and 2012, based on the guarantor structure that was in place at the date of issuance of the financial statements.

Balance Sheets as at January 31, 2013 (Expressed in thousands of United States dollars)	Parent	Issuer	Guarantor	Non-guarantor	Eliminations	Consolidated

Assets
Current Assets
Cash and cash equivalents	$(4,398)	$10,385	$120,963	$(57,245)	$(10,385)	$59,320
Receivables, net of allowance for doubtful accounts	4	113	134,750	153,605	(721)	287,751
Current intercompany receivables	6,056	608,236	447,710	242,363	(1,304,365)	—
Income taxes receivable	—	—	4,091	23,219	—	27,310
Inventories	—	—	98,259	7,515	—	105,774
Prepaid expenses	39	75	12,093	12,262	(75)	24,394
Other assets	—	5,357	34,479	115,219	(116,341)	38,714

	1,701	624,166	852,345	496,938	(1,431,887)	543,263
Property and equipment, net	—	—	1,095,376	91,381	(381)	1,186,376
Investments	590,479	358,814	447,621	17,132	(1,388,307)	25,739
Intangible assets	—	—	199,940	2,651	—	202,591
Goodwill	—	—	340,832	96,527	—	437,359
Restricted cash	—	—	7,411	16,127	—	23,538
Other assets	—	30,839	359,951	46,939	(30,809)	406,920
Long-term intercompany receivables	—	884,529	15,271	488,017	(1,387,817)	—
Deferred income tax assets	—	—	10,349	535	—	10,884
Assets held for sale	—	—	42,174	—	—	42,174

	$592,180	$1,898,348	$3,371,270	$1,256,247	$(4,239,201)	$2,878,844

Liabilities and Shareholder’s Equity
Current Liabilities
Payables and accruals	$418	$39,341	$287,187	$106,635	$(39,343)	$394,238
Deferred revenue	—	—	12,543	8,408	—	20,951
Income taxes payable	1,297	1,031	33,817	11,544	(1,031)	46,658
Current intercompany payables	700	39,301	267,716	427,671	(735,388)	—
Deferred income tax liabilities	—	—	1,921	99	—	2,020
Current facility secured by accounts receivable	—	—	—	41,259	—	41,259
Other liabilities	—	110,948	125,837	8,310	(221,931)	23,164
Current portion of long-term debt	—	—	24,104	—	—	24,104

	2,415	190,621	753,125	603,926	(997,693)	552,394
Long-term debt	—	1,359,149	1,479,222	—	(1,359,149)	1,479,222
Long-term intercompany payables	—	—	448,799	54,460	(503,259)	—
Deferred revenue	—	—	26,101	26,532	—	52,633
Other liabilities	16	—	116,682	77,964	—	194,662
Deferred income tax liabilities	—	—	10,996	834	—	11,830
Total liabilities	2,431	1,549,770	2,834,925	763,716	(2,860,101)	2,290,741

Redeemable non-controlling interests	—	—	—	(1,646)	—	(1,646)
Shareholder’s equity	589,749	348,578	536,345	494,177	(1,379,100)	589,749

	$592,180	$1,898,348	$3,371,270	$1,256,247	$(4,239,201)	$2,878,844

Balance Sheets as at April 30, 2012 (Expressed in thousands of United States dollars)	Parent	Issuer	Guarantor	Non-guarantor	Eliminations	Consolidated

Assets
Current Assets
Cash and cash equivalents	$196	$(6,771)	$41,032	$14,319	$6,771	$55,547
Receivables, net of allowance for doubtful accounts	4	113	115,853	150,881	(736)	266,115
Current intercompany receivables	6,065	463,703	521,817	282,677	(1,274,262)	—
Income taxes receivable	—	—	4,203	16,544	—	20,747
Deferred income tax assets	—	—	5,192	3,350	—	8,542
Inventories	—	—	80,879	9,134	—	90,013
Prepaid expenses	—	—	12,088	9,095	—	21,183
Other assets	—	14,202	38,973	38,575	(58,555)	33,195

	6,265	471,247	820,037	524,575	(1,326,782)	495,342
Property and equipment, net	—	—	950,024	77,217	(381)	1,026,860
Investments	661,373	324,255	358,315	15,548	(1,335,265)	24,226
Intangible assets	—	—	215,949	1,941	—	217,890
Goodwill	—	—	336,703	97,108	—	433,811
Restricted cash	—	—	6,039	19,955	—	25,994
Other assets	—	31,497	333,683	29,362	(31,439)	363,103
Long-term intercompany receivables	—	873,263	30,151	496,926	(1,400,340)	—
Deferred income tax assets	—	—	30,759	18,184	—	48,943
Assets held for sale	—	—	79,813	—	—	79,813

	$667,638	$1,700,262	$3,161,473	$1,280,816	$(4,094,207)	$2,715,982

Liabilities and Shareholder’s Equity
Current Liabilities
Payables and accruals	$45	$5,796	$255,960	$107,059	$(5,796)	$363,064
Deferred revenue	—	—	14,020	9,717	—	23,737
Income taxes payable	5,433	3,908	20,763	17,385	(3,908)	43,581
Current intercompany payables	1,352	31,754	327,798	489,454	(850,358)	—
Deferred income tax liabilities	—	—	11,652	77	—	11,729
Current facility secured by accounts receivable	—	—	—	45,566	—	45,566
Other liabilities	—	34,606	49,277	18,641	(78,876)	23,648
Current portion of long-term debt	—	—	17,701	—	—	17,701

	6,830	76,064	697,171	687,899	(938,938)	529,026
Long-term debt	—	1,209,109	1,269,379	—	(1,209,109)	1,269,379
Long-term intercompany payables	—	—	449,595	69,313	(518,908)	—
Deferred revenue	—	—	17,955	25,562	—	43,517
Other liabilities	16	—	107,491	84,014	—	191,521
Deferred income tax liabilities	—	—	16,931	3,141	—	20,072

Total liabilities	6,846	1,285,173	2,558,522	869,929	(2,666,955)	2,053,515

Redeemable non-controlling interests	—	—	—	1,675	—	1,675

Shareholder’s equity	660,792	415,089	602,951	409,212	(1,427,252)	660,792

	$667,638	$1,700,262	$3,161,473	$1,280,816	$(4,094,207)	$2,715,982

Statements of Operations for the nine months ended January 31, 2013 (Expressed in thousands of United States dollars)	Parent	Issuer	Guarantor	Non-guarantor	Eliminations	Consolidated

Revenue	$—	$—	$839,587	$847,267	$(382,160)	$1,304,694

Operating expenses:
Direct costs	—	(62)	(619,746)	(815,543)	382,222	(1,053,129)
Earnings (loss) from equity accounted investees	(84,195)	7,433	91,112	1,586	(13,249)	2,687
General and administration costs	(234)	(4,268)	(43,657)	(12,268)	4,317	(56,110)
Amortization	—	—	(76,552)	(8,094)	—	(84,646)
Restructuring costs	—	(16)	(2,783)	(5,834)	16	(8,617)
Impairment of receivables and funded residual value guarantees	—	—	(1,036)	—	—	(1,036)
Impairment of intangible assets	—	—	(6,943)	—	—	(6,943)
Impairment of assets held for sale	—	—	(11,457)	—	—	(11,457)
Impairment of assets held for use	—	—	(4,724)	—	—	(4,724)
Gain (loss) on disposal of assets	—	—	(9,107)	88	—	(9,019)

	(84,429)	3,087	(684,893)	(840,065)	373,306	(1,232,994)

Operating income (loss)	(84,429)	3,087	154,694	7,202	(8,854)	71,700
Financing income (charges)	(71)	(84,307)	(204,263)	95,137	84,105	(109,399)

Income (loss) from continuing operations before income tax	(84,500)	(81,220)	(49,569)	102,339	75,251	(37,699)

Income tax recovery (expense)	144	(2,848)	(35,650)	(15,100)	2,848	(50,606)

Income (loss) from continuing operations	(84,356)	(84,068)	(85,219)	87,239	78,099	(88,305)

Income from discontinued operations, net of tax	—	—	1,024	—	—	1,024

Net income (loss)	$(84,356)	$(84,068)	$(84,195)	$87,239	$78,099	$(87,281)

Net income (loss) attributable to:
Controlling interest	$(84,356)	$(84,068)	$(84,195)	$90,164	$78,099	$(84,356)
Non-controlling interests	—	—	—	(2,925)	—	(2,925)

Net income (loss)	$(84,356)	$(84,068)	$(84,195)	$87,239	$78,099	$(87,281)

Comprehensive income (loss)	$(71,377)	$(69,689)	$(71,216)	$75,057	$62,422	$(74,803)

Cash Flows for the nine months ended January 31, 2013 (Expressed in thousands of United States dollars)	Parent	Issuer	Guarantor	Non-guarantor	Eliminations	Consolidated

Cash provided by (used in) operating activities	$(4,594)	$(128,195)	$30,234	$(51,923)	$128,195	$(26,283)

Financing activities:
Increase in deferred financing costs relating to the notes	—	(3,793)	(3,793)	—	3,793	(3,793)
Sold interest in accounts receivable, net of collections	—	—	—	(6,021)	—	(6,021)
Proceeds from issuance of senior secured notes	—	202,000	202,000	—	(202,000)	202,000
Long-term debt proceeds	—	752,144	812,449	—	(752,144)	812,449
Long-term debt repayments	—	(805,000)	(817,594)	—	805,000	(817,594)
Long-term intercompany flow -issuance of debt	—	—	(1,821)	1,821	—	—

Cash provided by (used in) financing activities	—	145,351	191,241	(4,200)	(145,351)	187,041

Investing activities:
Property and equipment additions	—	—	(298,556)	(20,002)	—	(318,558)
Proceeds from disposal of property and equipment	—	—	207,863	33	—	207,896
Aircraft deposits net of lease inception refunds	—	—	(49,517)	—	—	(49,517)
Restricted cash	—	—	(1,364)	3,771	—	2,407
Distributions from equity investments	—	—	745	—	—	745

Cash used in investing activities	—	—	(140,829)	(16,198)	—	(157,027)

Cash provided by (used in) continuing operations	(4,594)	17,156	80,646	(72,321)	(17,156)	3,731

Cash provided by (used in) discontinued operations:
Cash provided by operating activities	—	—	1,024	—	—	1,024
Cash used in financing activities	—	—	(1,024)	—	—	(1,024)

Cash provided by (used in) discontinued operations	—	—	—	—	—	—

Effect of exchange rate changes on cash and cash equivalents	—	—	(715)	757	—	42

Change in cash and cash equivalents during the period	(4,594)	17,156	79,931	(71,564)	(17,156)	3,773

Cash and cash equivalents, beginning of the period	196	(6,771)	41,032	14,319	6,771	55,547

Cash and cash equivalents, end of the period	$(4,398)	$10,385	$120,963	$(57,245)	$(10,385)	$59,320

Statements of Operations for the nine months ended January 31, 2012 (Expressed in thousands of United States dollars)	Parent	Issuer	Guarantor	Non-guarantor	Eliminations	Consolidated

Revenue	$—	$—	$822,330	$834,737	$(417,485)	$1,239,582

Operating expenses:
Direct costs	—	—	(634,748)	(797,746)	419,138	(1,013,356)
Earnings from equity accounted investees	(58,542)	(80,112)	(74,776)	659	214,413	1,642
General and administration costs	(333)	33,404	(9,736)	(35,694)	(35,124)	(47,483)
Amortization	—	—	(73,189)	(7,702)	—	(80,891)
Restructuring costs	—	—	(15,203)	(409)	—	(15,612)
Impairment of receivables and funded residual value guarantees	—	—	(161)	—	—	(161)
Impairment of intangible assets	—	—	(2,712)	—	—	(2,712)
Impairment of assets held for sale	—	—	(11,874)	(680)	—	(12,554)

Gain on disposal of assets	—	—	1,399	1,547	—	2,946

	(58,875)	(46,708)	(821,000)	(840,025)	598,427	(1,168,181)

Operating income (loss)	(58,875)	(46,708)	1,330	(5,288)	180,942	71,401
Financing charges	(22)	(6,988)	(52,712)	(58,083)	6,734	(111,071)

Loss from continuing operations before income tax	(58,897)	(53,696)	(51,382)	(63,371)	187,676	(39,670)

Income tax recovery (expense)	779	(2,376)	2,368	(1,265)	2,376	1,882

Loss from continuing operations	(58,118)	(56,072)	(49,014)	(64,636)	190,052	(37,788)

Loss from discontinued operations, net of tax	—	—	(9,528)	—	—	(9,528)

Net loss	(58,118)	(56,072)	(58,542)	(64,636)	190,052	(47,316)

Net income (loss) attributable to:
Controlling interest	(58,118)	(56,072)	(58,542)	(75,438)	190,052	(58,118)
Non-controlling interests	—	—	—	10,802	—	10,802

Net loss	$(58,118)	$(56,072)	$(58,542)	$(64,636)	$190,052	$(47,316)

Comprehensive loss	$(131,231)	$(125,448)	$(131,655)	$(91,211)	$357,351	$(122,194)

Statements of Cash Flows for nine months ended January 31, 2012 (Expressed in thousands of United States dollars)	Parent	Issuer	Guarantor	Non-guarantor	Eliminations	Consolidated

Cash provided by (used in) operating activities	$(28,913)	$(176,183)	$88,002	$(59,339)	$176,183	$(250)

Financing activities:
Sold interest in accounts receivable, net of collections	—	—	—	42,657	—	42,657
Long-term debt proceeds	—	600,000	600,000	—	(600,000)	600,000
Long-term debt repayments	—	(530,000)	(565,743)	—	530,000	(565,743)
Long-term intercompany flow - issuance of debt	(51,501)	51,501	51,501	—	(51,501)	—
Proceeds from issuance of capital stock	80,000	—	—	—	—	80,000

Cash provided by financing activities	28,499	121,501	85,758	42,657	(121,501)	156,914
Investing activities:
Property and equipment additions	—	—	(225,436)	(27,612)	—	(253,048)
Proceeds from disposal of property and equipment	—	—	165,232	6	—	165,238
Aircraft deposits net of lease inception refunds	—	—	(59,360)	—		(59,360)
Restricted cash	—	—	536	(13,514)	—	(12,978)
Distributions from equity investments	—	—	936	—	—	936
Cash used in investing activities	—	—	(118,092)	(41,120)	—	(159,212)

Cash provided by (used in) continuing operations	(414)	(54,682)	55,668	(57,802)	54,682	(2,548)

Cash provided by (used in) discontinued operations:
Cash flows used in operating activities	—	—	(1,695)	—	—	(1,695)
Cash flows provided by financing activities	—	—	1,695	—	—	1,695

Cash provided by (used in) discontinued operations	—	—	—	—	—	—

Effect of exchange rate changes on cash and cash equivalents	—	—	(15,715)	(3,984)	—	(19,699)

Change in cash and cash equivalents during the year	(414)	(54,682)	39,953	(61,786)	54,682	(22,247)

Cash and cash equivalents, beginning of the year	28	2,692	15,016	53,877	(2,692)	68,921

Cash and cash equivalents, end of the year	$(386)	$(51,990)	$54,969	$(7,909)	$51,990	$46,674

29.	Supplemental condensed consolidated financial information:

The Company and certain of its direct and indirect wholly-owned subsidiaries (the “Guarantor Subsidiaries”) fully and unconditionally guaranteed on a joint and several basis certain outstanding indebtedness of CHC Helicopter SA. The following consolidating schedules present financial information as of April 30, 2012 and 2011 and for the years ended April 30, 2012, 2011 and 2010, respectively, based on the guarantor structure that was in place at April 30, 2012.

6922767 HOLDING S.à.r.l.

Notes to Consolidated Financial Statements

Balance Sheets as at April 30, 2012 (Expressed in thousands of United States dollars)	Parent	Issuer	Guarantor	Non-guarantor	Eliminations	Consolidated

Assets
Current Assets
Cash and cash equivalents	$196	$(6,771)	$41,032	$14,319	$6,771	$55,547
Receivables, net of allowance for doubtful accounts	4	113	115,853	150,881	(736)	266,115
Current intercompany receivables	6,065	463,703	521,817	282,677	(1,274,262)	—
Income taxes receivable	—	—	4,203	16,544	—	20,747
Deferred income tax assets	—	—	5,192	3,350	—	8,542
Inventories	—	—	80,879	9,134	—	90,013
Prepaid expenses	—	—	12,088	9,095	—	21,183
Other assets	—	14,202	38,973	38,575	(58,555)	33,195

	6,265	471,247	820,037	524,575	(1,326,782)	495,342
Property and equipment, net	—	—	950,024	77,217	(381)	1,026,860
Investments	661,373	324,255	358,315	15,548	(1,335,265)	24,226
Intangible assets	—	—	215,949	1,941	—	217,890
Goodwill	—	—	336,703	97,108	—	433,811
Restricted cash	—	—	6,039	19,955	—	25,994
Other assets	—	31,497	333,683	29,362	(31,439)	363,103
Long term intercompany receivables	—	873,263	30,151	496,926	(1,400,340)	—
Deferred income tax assets	—	—	30,759	18,184	—	48,943
Assets held for sale	—	—	79,813	—	—	79,813

	$667,638	$1,700,262	$3,161,473	$1,280,816	$(4,094,207)	$2,715,982

Liabilities
Current Liabilities
Payables and accruals	$45	$5,796	$255,960	$107,059	$(5,796)	$363,064
Deferred revenue	—	—	14,020	9,717	—	23,737
Income taxes payable	5,433	3,908	20,763	17,385	(3,908)	43,581
Current intercompany payables	1,352	31,754	327,798	489,454	(850,358)	—
Deferred income tax liabilities	—	—	11,652	77	—	11,729
Current facility secured by accounts receivable	—	—	—	45,566	—	45,566
Other liabilities	—	34,606	49,277	18,641	(78,876)	23,648
Current portion of long-term debt	—	—	17,701	—	—	17,701

	6,830	76,064	697,171	687,899	(938,938)	529,026
Long-term debt	—	1,209,109	1,269,379	—	(1,209,109)	1,269,379
Long-term intercompany payables	—	—	449,595	69,313	(518,908)	—
Liabilities held for sale	—	—	—	—	—	—
Deferred revenue	—	—	17,955	25,562	—	43,517
Other liabilities	16	—	107,491	84,014	—	191,521
Deferred income tax liabilities	—	—	16,931	3,141	—	20,072

Total liabilities	6,846	1,285,173	2,558,522	869,929	(2,666,955)	2,053,515

Redeemable non-controlling interests	—	—	—	1,675	—	1,675

Shareholders’ equity	660,792	415,089	602,951	409,212	(1,427,252)	660,792

	$667,638	$1,700,262	$3,161,473	$1,280,816	$(4,094,207)	$2,715,982

6922767 HOLDING S.à.r.l.

Notes to Consolidated Financial Statements

Statements of Operations as at April 30, 2012 (Expressed in thousands of United States dollars)	Parent	Issuer	Guarantor	Non-guarantor	Eliminations	Consolidated

Revenue	$—	$—	$1,154,778	$1,093,376	$(555,615)	$1,692,539

Operating expenses:
Direct costs	—	(2)	(865,677)	(1,071,839)	555,618	(1,381,900)
Earnings from equity accounted investees	(107,782)	(102,017)	(42,236)	1,178	253,701	2,844
General and administration costs	(387)	32,223	(37,504)	(31,515)	(32,407)	(69,590)
Amortization	—	—	(98,755)	(14,212)	—	(112,967)
Restructuring costs	—	—	(18,359)	(4,152)	—	(22,511)
Recovery of receivables and funded residual value guarantees	—	—	272	—	—	272
Impairment of intangible assets	—	—	(4,218)	—	—	(4,218)
Impairment of property and equipment	—	—	—	—	—	—
Impairment of assets held for sale	—	—	(12,794)	(675)	—	(13,469)
Gain on disposal of assets	—	—	7,335	834	—	8,169

	(108,169)	(69,796)	(1,071,936)	(1,120,381)	776,912	(1,593,370)

Operating income (loss)	(108,169)	(69,796)	82,842	(27,005)	221,297	99,169
Financing charges	(32)	(42,655)	(120,835)	(8,978)	42,655	(129,845)

Loss from continuing operations before income tax	(108,201)	(112,451)	(37,993)	(35,983)	263,952	(30,676)

Income tax recovery (expense)	779	(3,072)	(53,683)	4,687	3,072	(48,217)

Loss from continuing operations	(107,422)	(115,523)	(91,676)	(31,296)	267,024	(78,893)

Loss from discontinued operations, net of tax	—	—	(16,107)	—	—	(16,107)

Loss for the year	$(107,422)	$(115,523)	$(107,783)	$(31,296)	$267,024	$(95,000)

Net earnings (loss) attributable to:
Controlling interest	$(107,422)	$(115,523)	$(107,783)	$(43,718)	$267,024	$(107,422)
Non-controlling interests	—	—	—	12,422	—	12,422

Loss for the year	$(107,422)	$(115,523)	$(107,783)	$(31,296)	$267,024	$(95,000)

Comprehensive loss	(184,219)	(190,410)	(184,580)	(68,832)	442,410	(185,631)

6922767 HOLDING S.à.r.l.

Notes to Consolidated Financial Statements

Statements of Cash Flows for the year ended April 30, 2012 (Expressed in thousands of United States dollars)	Parent	Issuer	Guarantor	Non-guarantor	Eliminations	Consolidated

Cash provided by operating activities	$(28,331)	$(174,931)	$97,930	$(13,998)	$134,931	$15,601

Financing activities:
Sold interest in accounts receivable, net of collections	—	—	—	27,203	—	27,203
Long term debt proceeds	—	835,000	867,853	—	(835,000)	867,853
Long term debt repayments	—	(780,000)	(786,808)	—	780,000	(786,808)
Long term intercompany flow - issuance of debt	(71,501)	71,501	71,501	—	(71,501)	—
Dividends paid (received)	—	40,000	(40,000)	—	—	—
Senior secured notes, senior credit facility and revolver deferred financing costs	—	(1,033)	(1,033)	—	1,033	(1,033)
Proceeds from the issuance of capital stock	100,000	—	—	—	—	100,000

Cash (used in) provided by financing activities	28,499	165,468	111,513	27,203	(125,468)	207,215

Investing activities:
Property and equipment additions	—	—	(341,325)	(35,299)	—	(376,624)
Proceeds from disposal of property and equipment	—	—	218,253	6	—	218,259
Aircraft deposits net of lease inception refunds	—	—	(47,307)	—	—	(47,307)
Restricted cash	—	—	536	(13,671)	—	(13,135)
Distributions from equity investments	—	—	1,134	—	—	1,134

Cash used in investing activities	—	—	(168,709)	(48,964)	—	(217,673)

Cash (used in) provided by continuing operations	168	(9,463)	40,734	(35,759)	9,463	5,143

Cash flows (used in) provided by discontinued operations:
Cash flows provided by (used in) operating activities	—	—	2,240	—	—	2,240
Cash flows provided by financing activities	—	—	(2,240)	—	—	(2,240)

Cash provided by discontinued operations	—	—	—	—	—	—

Effect of exchange rate changes on cash and cash equivalents	—	—	(14,718)	(3,799)	—	(18,517)

Change in cash and cash equivalents during the year	168	(9,463)	26,016	(39,558)	9,463	(13,374)

Cash and cash equivalents, beginning of the year	28	2,692	15,016	53,877	(2,692)	68,921

Cash and cash equivalents, end of the year	$196	$(6,771)	$41,032	$14,319	$6,771	$55,547

6922767 HOLDING S.à.r.l.

Notes to Consolidated Financial Statements

Balance Sheets as at April 30, 2011 (Expressed in thousands of United States dollars)	Parent	Issuer	Guarantor	Non-guarantor	Eliminations	Consolidated

Assets
Current Assets
Cash and cash equivalents	$28	$2,692	$15,016	$53,877	$(2,692)	$68,921
Receivables, net of allowance for doubtful accounts	4	113	114,771	108,394	(717)	222,565
Current intercompany receivables	6,099	354,672	438,739	227,097	(1,026,607)	—
Income taxes receivable	—	—	1	11,456	—	11,457
Deferred income tax assets	—	—	9,637	2,169	(4,210)	7,596
Inventories	—	—	91,413	10,811	—	102,224
Prepaid expenses	69	—	8,007	9,777	—	17,853
Other assets	—	8,390	27,186	83,322	(82,664)	36,234

	6,200	365,867	704,770	506,903	(1,116,890)	466,850
Property and equipment, net	—	—	1,078,542	55,338	(381)	1,133,499
Investments	773,706	555,426	437,943	14,368	(1,757,895)	23,548
Intangible assets	—	—	241,046	2,138	—	243,184
Goodwill	—	—	349,373	98,748	—	448,121
Restricted cash	—	—	6,798	6,421	—	13,219
Other assets	—	35,595	292,382	26,671	(35,595)	319,053
Long term intercompany receivables	—	932,192	30,795	508,612	(1,471,599)	—
Deferred income tax assets	—	—	72,796	21,644	(3,558)	90,882
Assets held for sale	—	—	46,234	3,565	—	49,799

	$779,906	$1,889,080	$3,260,679	$1,244,408	$(4,385,918)	$2,788,155

Liabilities
Current Liabilities
Payables and accruals	$20	$6,383	$219,217	$145,611	$(6,383)	$364,848
Deferred revenue	—	—	16,114	8,069	—	24,183
Income taxes payable	6,882	4,088	(4,913)	32,731	(9,656)	29,132
Current intercompany payables	28,712	92,601	324,848	345,739	(791,900)	—
Deferred income tax liabilities	—	—	12,373	1,900	(1,238)	13,035
Current facility secured by accounts receivable	—	—	—	21,571	—	21,571
Other liabilities	—	81,858	91,022	19,351	(159,925)	32,306
Current portion of long-term debt	—	—	106,642	—	—	106,642

	35,614	184,930	765,303	574,972	(969,102)	591,717
Long-term debt	—	1,152,936	1,184,844	—	(1,152,936)	1,184,844
Long-term intercompany payables	—	—	468,315	71,083	(539,398)	—
Liabilities held for sale	—	—	1,608	—	—	1,608
Deferred revenue	—	—	13,014	24,785	—	37,799
Other liabilities	16	2	105,685	82,953	(2)	188,654
Deferred income tax liabilities	—	—	27,812	8,358	—	36,170

Total liabilities	35,630	1,337,868	2,566,581	762,151	(2,661,438)	2,040,792

Redeemable non-controlling interests	—	—	—	3,087	—	3,087

Shareholders’ equity	744,276	551,212	694,098	479,170	(1,724,480)	744,276

	$779,906	$1,889,080	$3,260,679	$1,244,408	$(4,385,918)	$2,788,155

6922767 HOLDING S.à.r.l.

Notes to Consolidated Financial Statements

Statements of Operations as at April 30, 2011 (Expressed in thousands of United States dollars)	Parent	Issuer	Guarantor	Non-guarantor	Eliminations	Consolidated

Revenue	$—	$—	$882,995	$1,008,060	$(445,595)	$1,445,460

Operating expenses:
Direct costs	—	—	(702,455)	(954,801)	445,576	(1,211,680)
Earnings from equity accounted investees	(55,754)	(72,037)	8,669	585	120,696	2,159
General and administration costs	(572)	(15,203)	(28,576)	(36,088)	15,048	(65,391)
Amortization	—	—	(93,790)	(5,835)	—	(99,625)
Restructuring costs	—	—	(4,751)	—	—	(4,751)
Impairment of receivables and funded residual value guarantees	—	—	(1,919)	—	—	(1,919)
Impairment of intangible assets	—	—	(20,608)	—	—	(20,608)
Impairment of property and equipment	—	—	—	—	—	—
Impairment of assets held for sale	—	—	(5,228)	(11)	—	(5,239)
Gain on disposal of assets	—	—	5,263	1,930	—	7,193

	(56,326)	(87,240)	(843,395)	(994,220)	581,320	(1,399,861)

Operating income (loss)	(56,326)	(87,240)	39,600	13,840	135,725	45,599
Financing charges	(12,480)	24,032	(147,367)	19,558	(24,325)	(140,582)

Loss from continuing operations before income tax	(68,806)	(63,208)	(107,767)	33,398	111,400	(94,983)

Income tax recovery (expense)	(1,532)	(4,301)	55,215	(19,863)	3,397	32,916

Loss from continuing operations	(70,338)	(67,509)	(52,552)	13,535	114,797	(62,067)

Loss from discontinued operations, net of tax	—	—	(3,202)	—	—	(3,202)

Loss for the year	$(70,338)	$(67,509)	$(55,754)	$13,535	$114,797	$(65,269)

Net earnings (loss) attributable to:
Controlling interest	$(70,338)	$(67,509)	$(55,754)	$8,466	$114,797	$(70,338)
Non-controlling interests	—	—	—	5,069	—	5,069

Loss for the year	$(70,338)	$(67,509)	$(55,754)	$13,535	$114,797	$(65,269)

Comprehensive income	49,972	47,137	64,556	90,841	(174,420)	78,086

6922767 HOLDING S.à.r.l.

Notes to Consolidated Financial Statements

Statements of Cash Flows for the year ended April 30, 2011 (Expressed in thousands of United States dollars)	Parent	Issuer	Guarantor	Non-guarantor	Eliminations	Consolidated

Cash provided by operating activities	$(153)	$(91,172)	$(9,200)	$51,643	$91,172	$42,290

Financing activities:
Sold interest in accounts receivable, net of collections	—	—	—	(25,309)	—	(25,309)
Proceeds from the senior secured notes	—	1,082,389	1,082,389	—	(1,082,389)	1,082,389
Repayment of the senior credit facility debt	—	(1,020,550)	(1,020,550)	—	1,020,550	(1,020,550)
Redemption of senior subordinated notes	—	—	(129)	—	—	(129)
Settlement of the interest rate swap and other breakage fees	—	(45,711)	(45,711)	—	45,711	(45,711)
Long term debt proceeds	—	262,800	262,800	—	(262,800)	262,800
Long term debt repayments	—	(199,737)	(213,920)	—	199,737	(213,920)
Long term intercompany flow - issuance of debt	—	—	4,518	(4,518)	—	—
Senior secured notes, senior credit facility and revolver deferred financing costs	—	(42,650)	(42,721)	—	42,650	(42,721)
Proceeds from the issuance of capital stock	146	—	—	—	—	146

Cash (used in) provided by financing activities	146	36,541	26,676	(29,827)	(36,541)	(3,005)

Investing activities:
Property and equipment additions	—	—	(204,581)	(24,223)	—	(228,804)
Proceeds from disposal of property and equipment	—	—	61,739	29	—	61,768
Proceeds from the sale of the flight training operations to CAE Inc.	—	—	20,693	9,086	—	29,779
Aircraft deposits net of lease inception refunds	—	—	(28,253)	—	—	(28,253)
Restricted cash	—	—	(105)	4,860	—	4,755

Cash used in investing activities	—	—	(150,507)	(10,248)	—	(160,755)

Cash (used in) provided by continuing operations	(7)	(54,631)	(133,031)	11,568	54,631	(121,470)

Cash flows (used in) provided by discontinued operations:
Cash flows provided by (used in) operating activities	—	—	(1,032)	—	—	(1,032)
Cash flows provided by financing activities	—	—	1,032	—	—	1,032

Cash provided by discontinued operations	—	—	—	—	—	—

Effect of exchange rate changes on cash and cash equivalents	—	—	10,788	4,643	—	15,431

Change in cash and cash equivalents during the year	(7)	(54,631)	(122,243)	16,211	54,631	(106,039)

Cash and cash equivalents, beginning of the year	35	57,323	137,259	37,666	(57,323)	174,960

Cash and cash equivalents, end of the year	$28	$2,692	$15,016	$53,877	$(2,692)	$68,921

6922767 HOLDING S.à.r.l.

Notes to Consolidated Financial Statements

Statements of Operations for the year ended April 30, 2010 (Expressed in thousands of United States dollars)	Parent	Issuer	Guarantor	Non-guarantor	Eliminations	Consolidated

Revenue	$—	$—	$829,544	$903,524	$(419,502)	$1,313,566

Operating expenses:
Direct costs	—	—	(616,824)	(832,116)	419,058	(1,029,882)
Earnings from equity accounted investees	(247,766)	(114,627)	27,539	216	336,074	1,436
General and administration costs	(2,483)	(29,425)	(37,338)	(19,574)	27,663	(61,157)
Amortization	—	—	(73,985)	(3,753)	—	(77,738)
Restructuring costs	—	—	(3,931)	(924)	—	(4,855)
Impairment of receivables and funded residual value guarantees	—	—	(11,588)	(1,678)	—	(13,266)
Impairment of intangible assets	—	—	(53,903)	—	—	(53,903)
Impairment of property and equipment	—	—	(34,805)	(1,435)	—	(36,240)
Impairment of assets held for sale	—	—	(21,823)	(4,762)	—	(26,585)
Gain (loss) on disposal of assets	—	—	6,518	(8,822)	(382)	(2,686)
Goodwill impairment	—	—	—	—	—	—

	(250,249)	(144,052)	(820,140)	(872,848)	782,413	(1,304,876)

Operating income (loss)	(250,249)	(144,052)	9,404	30,676	362,911	8,690
Financing charges	183,002	88,342	(261,597)	4,235	(88,441)	(74,459)

Loss from continuing operations before income tax	(67,247)	(55,710)	(252,193)	34,911	274,470	(65,769)

Income tax recovery (expense)	(3,360)	(4,360)	5,863	(11,801)	4,361	(9,297)

Loss from continuing operations	(70,607)	(60,070)	(246,330)	23,110	278,831	(75,066)

Loss from discontinued operations, net of tax	—	—	(1,436)	—	—	(1,436)

Loss for the year	(70,607)	(60,070)	(247,766)	23,110	278,831	(76,502)

Net earnings (loss) attributable to:
Controlling interest	(70,607)	(60,070)	(247,766)	29,005	278,831	(70,607)
Non-controlling interests	—	—	—	(5,895)	—	(5,895)

Loss for the year	$(70,607)	$(60,070)	$(247,766)	$23,110	$278,831	$(76,502)

Comprehensive loss	(39,723)	(32,790)	(216,882)	(19,647)	244,292	(64,750)

6922767 HOLDING S.à.r.l.

Notes to Consolidated Financial Statements

Statements of Cash Flows for the year ended April 30, 2010 (Expressed in thousands of United States dollars)	Parent	Issuer	Guarantor	Non-guarantor	Eliminations	Consolidated

Cash provided by operating activities	$34	$15,179	$59,710	$14,556	$(15,179)	$74,300

Financing activities:
Issuance of convertible preferred equity certificates	—	—	—	—	—	—
Redemption of convertible preferred equity certificates	(20,000)	—	—	—	—	(20,000)
Sold interest in accounts receivable, net of collections	—	—	—	43,214	—	43,214
Long term debt proceeds	—	268,300	275,919	—	(268,300)	275,919
Long term intercompany flow - issuance of debt	—	—	21,569	(21,569)	—	—
Long term debt repayments	—	(256,675)	(276,214)	(1)	256,675	(276,215)
Long term intercompany flow - repayment of debt	—	—	28,891	(28,891)	—	—
Senior secured notes, senior credit facility and revolver deferred financing costs	—	(182)	(182)	—	182	(182)

Cash (used in) provided by financing activities	(20,000)	11,443	49,983	(7,247)	(11,443)	22,736

Investing activities:
Property and equipment additions	—	—	(147,842)	(14,895)	—	(162,737)
Proceeds from disposal of property and equipment	—	—	84,272	20,956	—	105,228
Aircraft deposits net of lease inception refunds	—	—	(42,606)	—	—	(42,606)
Restricted cash	—	—	(1)	(3,860)	—	(3,861)
Investment in subsidiaries, net of cash acquired	—	—	(13,300)	—	—	(13,300)
Distributions from equity investments	—	—	1,275	—	—	1,275

Cash used in investing activities	—	—	(118,202)	2,201	—	(116,001)

Cash (used in) provided by continuing operations	(19,966)	26,622	(8,509)	9,510	(26,622)	(18,965)

Cash flows (used in) provided by discontinued operations
Cash flows used in operating activities	—	—	(1)	—	—	(1)
Cash flows provided by financing activities	—	—	1	—	—	1

Cash provided by discontinued operations	—	—	—	—	—	—

Effect of exchange rate changes on cash and cash equivalents	—	—	(680)	1,533	—	853

Change in cash and cash equivalents during the year	(19,966)	26,622	(9,189)	11,043	(26,622)	(18,112)

Cash and cash equivalents, beginning of the year	20,001	30,701	146,448	32,818	(30,701)	199,267
Less: cash and cash equivalents from deconsolidation of variable interest entities	—	—	—	(6,195)	—	(6,195)

Cash and cash equivalents, end of the year	$35	$57,323	$137,259	$37,666	$(57,323)	$174,960